Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Commitments
Commitments - Future minimum lease revenues receivable under non-cancellable operating leases
	2025	2024
Within one year	12,264	19,316
Total	12,264	19,316

Commitments - Future minimum contractual obligations
	Olympia Shipholding S.A.	Thalia Shipholding S.A.	Total
January 1, 2026 to December 31, 2026	26,530	26,530	53,060
Total	26,530	26,530	53,060